                        SUPPLEMENT DATED AUGUST 19, 2005
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED SEPTEMBER 30, 2004
                            VAN KAMPEN RESERVE FUND,
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 17, 2004 AND FEBRUARY 2, 2005

                             DATED OCTOBER 29, 2004
                             VAN KAMPEN PACE FUND,
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004 AND FEBRUARY 2, 2005
                        VAN KAMPEN TAX FREE MONEY FUND,
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 17, 2004 AND FEBRUARY 2, 2005

                            DATED DECEMBER 30, 2004
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                          VAN KAMPEN TECHNOLOGY FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005

                            DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
              VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND,
     EACH AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005 AND APRIL 29, 2005
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005

                            DATED DECEMBER 30, 2004
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                        VAN KAMPEN EMERGING GROWTH FUND
                EACH AS PREVIOUSLY SUPPLEMENTED FEBRUARY 2, 2005
                        VAN KAMPEN CORPORATE BOND FUND,
        AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005 AND JUNE 16, 2005
                          VAN KAMPEN HIGH YIELD FUND,
AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005, MARCH 7, 2005 AND JUNE 16, 2005

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005

                              DATED MARCH 31, 2005
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                              DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN EQUITY AND INCOME FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005

                              DATED APRIL 29, 2005
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

                               DATED MAY 17, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND

                              DATED JULY 29, 2005
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND
                       VAN KAMPEN SMALL CAP GROWTH FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005

The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

Phillip G. Goff (41)        Chief Financial  Officer     Executive Director of Morgan Stanley
1 Parkview Plaza            Officer and      Since 2005  Investment Management since June 2005.
Oakbrook Terrace, IL 60181  Treasurer                    Chief Financial Officer and Treasurer
                                                         of the funds in the Fund Complex since
                                                         August 2005. Prior to June 2005, Vice
                                                         President and Chief Financial Officer
                                                         of Enterprise Capital Management, Inc.,
                                                         an investment holding company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 TRUSPTSAI  8/05